TAXATION - Current income tax liabilities (Details) $ in Millions, Rp in Billions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)
TAXATION
Total	$ 28	Rp 404	Rp 801
The company
TAXATION
Article 25 - Installment of corporate income tax		1	1
Subsidiaries
TAXATION
Article 25 - Installment of corporate income tax		14	37
Article 29 - Corporate income tax		Rp 389	Rp 763